Interests in Joint Ventures - Schedule of Financial Information in Respect of the Joint Ventures (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Financial Information in Respect of the Joint Ventures [Line Items]
Total assets		$ 537,497	$ 502,931	$ 537,497
Total liabilities		(159,301)	(344,172)	(159,301)
Group’s share of net assets of joint ventures		(6,999)		(6,999)
Due from joint ventures		23,774		23,774
Interests in joint ventures		16,775		16,775
Additional information of the joint ventures
Cash and cash equivalents		134,843	27,861	134,843	$ 152,930	$ 14,337
Bank borrowings		(65,565)	(83,374)	(65,565)
Revenue		24,952	20,445	11,997	48,452	42,211
Loss for the period		31,940	44,443	(2,678)	42,059	27,493
Other comprehensive income for the period		338	4,946	227	(613)	(4,251)
Total comprehensive expense for the period		31,124	46,621	(2,451)	$ 40,200	$ 21,589
Joint Ventures [Member]
Schedule of Financial Information in Respect of the Joint Ventures [Line Items]
Total assets		196,343		196,343
Total liabilities		(210,067)		(210,067)
Net liabilities		$ (13,724)		$ (13,724)
Proportion of the Group’s ownership		51.00%		51.00%
Group’s share of net assets of joint ventures		$ (6,999)		$ (6,999)
Due from joint ventures		23,774		23,774
Interests in joint ventures		16,775		16,775
Additional information of the joint ventures
Cash and cash equivalents		4,117		4,117
Amounts due to shareholders		(46,415)		(46,415)
Bank borrowings		$ (157,818)		$ (157,818)
Revenue
Loss for the period
Other comprehensive income for the period
Total comprehensive expense for the period